EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.83%
86,551	African Rainbow Minerals Ltd(a)	$ 751,632
2,787,300	Baoshan Iron & Steel Co Ltd Class A	2,497,166
686,000	China Nonferrous Mining Corp Ltd	574,743
485,200	Ganfeng Lithium Group Co Ltd Class H(a)(b)	1,487,294
120,033	Gold Fields Ltd Sponsored ADR(a)	1,907,324
187,736	Harmony Gold Mining Co Ltd Sponsored ADR	1,533,803
165,348	Jindal Stainless Ltd	1,381,063
31,786	KGHM Polska Miedz SA	907,785
9,852	LG Chem Ltd(c)	3,224,612
599,600	Meihua Holdings Group Co Ltd Class A	835,203
35,669	Navin Fluorine International Ltd	1,333,943
1,372,779	NMDC Steel Ltd(c)	903,353
5,556	POSCO Holdings Inc	1,740,295
748,414	Sappi Ltd(a)	1,987,209
523,300	Satellite Chemical Co Ltd Class A(c)	1,235,154
86,907	Saudi Arabian Mining Co(c)	1,170,192
29,794	Saudi Basic Industries Corp	620,520
351,200	Scientex BHD	306,456
16,628	Southern Copper Corp	1,771,215
190,275	Sunresin New Materials Co Ltd Class A	1,176,292
185,000	Vale SA	2,251,545
366,412	Vedanta Ltd	1,199,452
1,451,500	Yunnan Aluminium Co Ltd Class A	2,740,011
858,000	Zijin Mining Group Co Ltd Class H	1,718,918
		35,255,180
Communications — 13.74%
239,000	Accton Technology Corp	3,424,991
2,623,900	Alibaba Group Holding Ltd	23,727,493
1,234,200	America Movil SAB de CV Class B	1,156,656
20,980	Baidu Inc Sponsored ADR(c)	2,208,774
57,181	Cartrade Tech Ltd(c)	438,937
1,197,100	China United Network Communications Ltd Class A	764,316
139,635	Etihad Etisalat Co	1,958,352
24,252	Info Edge India Ltd	1,629,766
265,109	JD.com Inc Class A	3,636,470
88,403	Kanzhun Ltd ADR	1,549,705
445,000	Kuaishou Technology(b)(c)	2,801,097
1,835,500	Meitu Inc(b)	771,205
359,010	Meituan Class B(b)(c)	4,431,653
2,754	MercadoLibre Inc(c)	4,163,938
4,868,500	My EG Services Bhd	812,491
6,699	Naspers Ltd Class N	1,187,552
3,899	NCSoft Corp	596,460
Shares		Fair Value
Communications — (continued)
522,909	Ooredoo QPSC	$ 1,522,339
580,630	Orange Polska SA(a)	1,177,492
52,108	PDD Holdings Inc ADR(c)	6,057,555
31,947	SK Telecom Co Ltd(c)	1,264,953
70,065	Tata Communications Ltd	1,693,207
31,253	TeamLease Services Ltd(c)	1,028,871
197,200	Telefonica Brasil SA	1,985,998
3,193,400	Telkom Indonesia Persero Tbk PT	702,379
959,300	Tencent Holdings Ltd	37,364,681
116,037	Tencent Music Entertainment Group ADR(c)	1,298,454
495,700	TIM SA	1,758,285
477,200	Tongcheng Travel Holdings Ltd(c)	1,261,584
30,077	Trip.com Group Ltd ADR(c)	1,320,080
405,012	Turkcell Iletisim Hizmetleri AS	856,863
115,949	Vipshop Holdings Ltd ADR	1,918,956
1,750,400	Xiaomi Corp Class B(b)(c)	3,436,523
3,057,603	Zomato Ltd(c)	6,702,031
		126,610,107
Consumer, Cyclical — 10.42%
14,145	Adani Enterprises Ltd	544,030
566,500	Alsea SAB de CV(c)	2,793,568
49,000	Anker Innovations Technology Co Ltd Class A	518,958
316,800	ANTA Sports Products Ltd	3,377,979
17,261	BBB Foods Inc Class A(c)	410,467
1,150,000	Bosideng International Holdings Ltd	575,193
326,500	BYD Co Ltd Class H	8,360,051
41,699	Ceat Ltd	1,345,264
308,200	Chongqing Changan Automobile Co Ltd Class A	732,844
398,400	Chow Tai Fook Jewellery Group Ltd	588,349
148,807	Clicks Group Ltd	2,326,465
136,219	Contemporary Amperex Technology Co Ltd Class A	3,561,461
14,689	Craftsman Automation Ltd	761,099
1,697,000	Eva Airways Corp	1,676,047
380,000	Fuyao Glass Industry Group Co Ltd Class H	1,914,536
29,388	H World Group Ltd ADR	1,137,316
882,000	Haidilao International Holding Ltd(b)	1,995,836
15,152	Hyundai Motor Co	2,666,274
29,910	Jinan Acetate Chemical Co Ltd	837,462
344,620	Jollibee Foods Corp	1,549,255
87,179	JUMBO SA	2,511,225
72,355	Jupiter Wagons Ltd	324,590
29,588	JYP Entertainment Corp	1,559,473
103,114	Kia Corp	8,569,724
42,842	KPIT Technologies Ltd	766,780
30,527	Leejam Sports Co JSC	1,776,028
43,854	LG Electronics Inc	3,152,463
82,672	Li Auto Inc ADR(c)	2,503,308
314,000	Lite-On Technology Corp	1,040,891

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
24,265,400	Map Aktif Adiperkasa PT	$ 1,599,338
54,000	Merida Industry Co Ltd	358,424
216,700	Midea Group Co Ltd Class A	1,937,263
67,070	MINISO Group Holding Ltd ADR(a)	1,374,935
127,432	Mr Price Group Ltd	1,168,135
151,000	Nien Made Enterprise Co Ltd	1,673,638
40,640,000	Nusantara Sejahtera Raya Tbk PT(b)(c)	589,547
257,200	Raia Drogasil SA	1,409,231
676,200	Samsonite International SA(b)(c)	2,562,035
6,433	Samsung SDI Co Ltd	2,281,490
668,000	Sendas Distribuidora S/A	1,973,872
254,200	Shenzhou International Group Holdings Ltd	2,413,226
265,691	Sona Blw Precision Forgings Ltd(b)	2,254,030
328,900	Suofeiya Home Collection Co Ltd Class A	701,213
256,188	Tata Motors Ltd	3,058,477
547,000	Tong Yang Industry Co Ltd	2,136,677
101,796	Turk Hava Yollari AO(c)	937,497
112,400	Vivara Participacoes SA	570,135
400,800	Wal-Mart de Mexico SAB de CV	1,615,303
1,610,000	Weichai Power Co Ltd Class H	3,072,062
9,214	Yum China Holdings Inc	366,625
97,800	Zhongji Innolight Co Ltd Class A	2,095,150
		96,025,239
Consumer, Non-Cyclical — 10.01%
121,567	Adani Ports & Special Economic Zone Ltd	1,962,904
33,606	Almarai Co JSC	512,535
31,701	Apollo Hospitals Enterprise Ltd	2,419,977
654,400	Arca Continental SAB de CV	7,142,523
992	Benefit Systems SA	701,938
30,395	Britannia Industries Ltd	1,790,103
251,800	Bumrungrad Hospital PCL	1,663,140
11,460	Chong Kun Dang Pharmaceutical Corp	967,287
306,311	Cipla Ltd	5,506,471
3,447	CJ CheilJedang Corp	747,775
55,677	Coca-Cola Femsa SAB de CV Sponsored ADR(c)	5,411,804
3,492,000	CSPC Pharmaceutical Group Ltd	2,748,554
21,734	Dino Polska SA(a)(b)(c)	2,108,465
98,458	Dr Reddy's Laboratories Ltd	7,276,444
81,300	EcoRodovias Infraestrutura e Logistica SA	133,085
377,200	Fleury SA	1,128,878
450,560	Hualan Biological Engineering Inc Class A	1,235,468
45,482	Humansoft Holding Co KSC	492,660
2,098,899	Infibeam Avenues Ltd	862,841
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
612,320	International Container Terminal Services Inc	$ 3,463,804
563,800	Jiangsu Expressway Co Ltd Class A	918,527
1,207,600	Kimberly-Clark de Mexico SAB de CV Class A(a)	2,803,895
34,500	Kweichow Moutai Co Ltd Class A	8,132,371
13,026,000	Monde Nissin Corp(b)	2,530,355
67,569	National Agriculture Development Co(c)	533,368
29,253	National Medical Care Co	1,459,283
52,130	Nestle India Ltd	1,640,966
28,823	New Oriental Education & Technology Group Inc Sponsored ADR(a)(c)	2,502,413
27,079	Orion Corp	1,847,777
26,908	Richter Gedeon Nyrt	682,618
3,316	Samsung Biologics Co Ltd(b)(c)	2,052,358
79,550	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	3,082,664
415,764	Sun Pharmaceutical Industries Ltd	8,093,995
348,603	Tata Consumer Products Ltd	4,590,386
26,070	Torrent Pharmaceuticals Ltd	813,693
50,598	Varun Beverages Ltd	850,377
715,000	Yihai International Holding Ltd(a)	1,355,645
		92,167,347
Diversified — 0.24%
30,452	Astra Industrial Group	1,541,072
1,250,900	IJM Corp Bhd	640,432
		2,181,504
Energy — 4.06%
51,523	Chennai Petroleum Corp Ltd	560,627
366,700	Huaibei Mining Holdings Co Ltd Class A	831,569
1,738,000	Kunlun Energy Co Ltd	1,451,912
367,124	Oil & Natural Gas Corp Ltd(c)	1,185,087
187,005	ORLEN SA	3,045,920
2,428,000	PetroChina Co Ltd Class H(c)	2,082,307
433,941	Petroleo Brasileiro SA Sponsored ADR	6,600,243
205,500	PRIO SA	1,990,507
1,548,200	PTT Exploration & Production PCL	6,378,166
1,869,300	PTT PCL-NVDR	1,719,877
107,861	Reliance Industries Ltd(c)	3,856,914
708,767	Saudi Arabian Oil Co(b)	5,813,697
303,400	Shanghai Aiko Solar Energy Co Ltd Class A	573,672
92,600	Sungrow Power Supply Co Ltd Class A	1,323,218
		37,413,716

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — 23.44%
827,413	Abu Dhabi Islamic Bank PJSC	$ 2,460,440
748,651	Akbank TAS	1,083,246
793,419	Aldar Properties PJSC	1,192,640
241,760	Alinma Bank	2,824,634
27,126	Angel One Ltd	990,481
430,672	Axis Bank Ltd	5,427,930
27,017	Bajaj Finance Ltd	2,359,092
61,450	Bajaj Finserv Ltd	1,215,669
357,600	Banco do Brasil SA(c)	4,041,306
35,773	Bancolombia SA Sponsored ADR	1,224,152
1,328,800	Bank BTPN Syariah Tbk PT	113,639
8,439,200	Bank Central Asia Tbk PT	5,366,842
16,381,600	Bank Mandiri Persero Tbk PT	7,453,563
712,172	Bank of Baroda	2,262,467
4,871,000	Bank of China Ltd Class H	1,997,162
1,260,100	Bank of Shanghai Co Ltd Class A	1,170,115
13,349,500	Bank Rakyat Indonesia Persero Tbk PT(c)	5,104,548
111,387	Banque Saudi Fransi	1,157,373
198,700	BB Seguridade Participacoes SA	1,291,150
732,820	BDO Unibank Inc	2,014,065
17,424,500	BFI Finance Indonesia Tbk PT	1,472,657
111,569	BNK Financial Group Inc	660,944
334,800	Caixa Seguridade Participacoes S/A	1,049,379
78,748	Can Fin Homes Ltd	712,236
57,138	Caption: Mirae Asset Securities Co Ltd	344,954
383,040	Chailease Holding Co Ltd	2,052,506
3,418,000	China CITIC Bank Corp Ltd Class H	1,823,162
9,209,000	China Construction Bank Corp Class H	5,557,387
931,200	China International Capital Corp Ltd Class H(b)	1,105,548
1,809,500	China Merchants Bank Co Ltd Class H	7,171,985
390,200	China Pacific Insurance Group Co Ltd Class H	684,536
4,236,200	CIMB Group Holdings Bhd(c)	5,868,202
50,939	Co for Cooperative Insurance	2,200,012
1,206,741	Commercial International Bank Egypt SAE GDR	1,906,651
70,897	Computer Age Management Services Ltd	2,487,984
14,658	Credicorp Ltd	2,483,505
31,843	DB Insurance Co Ltd	2,277,767
430,589	Emaar Development PJSC	961,489
1,012,720	Emaar Properties PJSC	2,247,578
287,687	Emirates NBD Bank PJSC	1,355,296
1,330,200	Fibra Uno Administracion SA de CV REIT	2,209,199
371,163	FirstRand Ltd(a)	1,209,359
125,995	Five-Star Business Finance Ltd(c)	1,089,805
107,541	Godrej Properties Ltd(c)	2,973,265
76,640	Hana Financial Group Inc	3,355,132
Shares		Fair Value
Financial — (continued)
67,225	HDFC Bank Ltd	$ 1,172,244
66,135	Hyundai Marine & Fire Insurance Co Ltd	1,514,737
974,460	ICICI Bank Ltd	12,846,951
391,721	Indiabulls Housing Finance Ltd	792,453
1,838,000	Industrial & Commercial Bank of China Ltd Class H	923,841
386,900	Itau Unibanco Holding SA	2,680,698
57,511	JB Financial Group Co Ltd	557,699
658,219	Jio Financial Services Ltd(c)	2,798,347
187,558	JSE Ltd	875,403
519,535	Karur Vysya Bank Ltd	1,141,652
183,213	KB Financial Group Inc	9,574,256
204,948	KE Holdings Inc ADR(a)	2,813,936
6,389	KIWOOM Securities Co Ltd	585,293
4,706,100	Krung Thai Bank PCL NVDR	2,169,482
428,926	LIC Housing Finance Ltd	3,153,695
266,706	Life Insurance Corp of India	2,941,007
1,147,190	Manappuram Finance Ltd	2,388,787
988,580	Metropolitan Bank & Trust Co	1,148,148
54,036	Motilal Oswal Financial Services Ltd	1,085,129
763,051	National Bank of Greece SA(c)	5,973,285
114,737	Nova Ljubljanska Banka dd GDR	2,673,743
210,044	NU Holdings Ltd Class A(c)	2,505,825
139,238	Odontoprev SA	340,363
2,503,758	Old Mutual Ltd(a)	1,553,282
32,208,300	Pakuwon Jati Tbk PT	861,767
6,491,000	People's Insurance Co Group of China Ltd Class H	2,075,115
3,372,000	PICC Property & Casualty Co Ltd Class H	4,450,178
1,026,500	Ping An Insurance Group Co of China Ltd Class H	4,358,192
459,969	Piraeus Financial Holdings SA(c)	1,921,814
81,664	Piramal Enterprises Ltd	833,250
41,764	Powszechna Kasa Oszczednosci Bank Polski SA	619,682
527,072	Prologis Property Mexico SA de CV REIT	2,306,822
5,173	Samsung Fire & Marine Insurance Co Ltd	1,187,975
13,484	Samsung Life Insurance Co Ltd	956,554
52,080	Saudi Awwal Bank	576,275
144,948	Saudi National Bank	1,577,616
143,865	SBI Life Insurance Co Ltd(b)	2,597,737
53,173	Shriram Finance Ltd(c)	1,508,431
119,113	Standard Bank Group Ltd	1,164,968
874,201	State Bank of India	7,917,224
20,997,000	TMBThanachart Bank PCL-NVDR	1,047,798
530,568	Turkiye Garanti Bankasi AS	1,173,369
3,499,322	Turkiye Is Bankasi AS Class C	1,214,131
1,575,357	Union Bank of India Ltd	2,911,422
414,168	Woori Financial Group Inc	4,492,561
		215,974,189

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — 7.66%
929,766	ADNOC Logistics & Services	$ 1,025,407
54,000	Airoha Technology Corp	1,030,559
26,690	Amber Enterprises India Ltd(c)	1,172,909
215,300	Beijing New Building Materials PLC Class A	852,728
262,300	Beijing Oriental Yuhong Waterproof Technology Co Ltd Class A	583,345
33,958	BEML Ltd	1,300,568
4,779	Budimex SA	837,518
213,000	BYD Electronic International Co Ltd	786,267
2,601,400	Cemex SAB de CV(c)	2,295,560
405,000	Chicony Electronics Co Ltd	2,800,931
11,564,000	China Tower Corp Ltd Class H(b)	1,330,898
130,000	Chroma ATE Inc	1,026,486
11,234	Danaos Corp	811,095
969,000	Delta Electronics Inc	10,371,086
50,243	Doosan Bobcat Inc	2,015,853
103,499	GCC SAB de CV	1,230,259
22,837	Hanwha Aerospace Co Ltd	3,522,592
87,412	Hindustan Aeronautics Ltd	3,497,942
68,333	HMM Co Ltd	799,287
396,000	Hon Hai Precision Industry Co Ltd	1,923,394
78,120	Hyundai Rotem Co Ltd	1,997,205
1,304,400	JD Logistics Inc(b)(c)	1,332,419
57,000	Jentech Precision Industrial Co Ltd	1,607,698
159,400	Klabin SA	801,545
44,795	Larsen & Toubro Ltd	2,026,046
1,546,200	Lingyi iTech Guangdong Co Class A	1,166,396
24,000	Lotes Co Ltd	1,038,402
873,700	Nanofilm Technologies International Ltd	462,494
377,200	NARI Technology Co Ltd Class A	1,259,134
86,424	Riyadh Cables Group Co	2,327,376
292,300	Rumo SA	1,293,244
9,916	Samsung C&T Corp	1,179,203
56,441	Samsung Engineering Co Ltd(c)	1,057,212
1,375,900	Semen Indonesia Persero Tbk PT	512,006
174,600	Shenzhen Sinexcel Electric Co Ltd Class A	719,120
164,000	Silergy Corp	1,677,677
381,000	Sunny Optical Technology Group Co Ltd	1,951,219
450,000	Sunonwealth Electric Machine Industry Co Ltd	1,849,929
1,424,200	Tian Di Science & Technology Co Ltd	1,340,595
320,000	Unimicron Technology Corp	1,902,460
383,731	ZBOM Home Collection Co Ltd Class A	860,213
369,287	Zhejiang Sanhua Intelligent Controls Co Ltd Class A	1,227,669
Shares		Fair Value
Industrial — (continued)
85,873	ZTO Express Cayman Inc ADR	$ 1,798,181
		70,602,127
Technology — 22.49%
70,893	Advantech Co Ltd	901,924
15,000	Alchip Technologies Ltd	1,484,346
97,000	Asia Vital Components Co Ltd	1,642,844
21,000	ASMedia Technology Inc	1,514,506
92,000	Asustek Computer Inc	1,217,939
121,920	Birlasoft Ltd	1,089,316
46,594	Coforge Ltd	3,086,055
27,314	Dongjin Semichem Co Ltd	946,552
207,000	Elan Microelectronics Corp	1,038,147
9,004	Elm Co	2,303,119
16,000	Global Unichip Corp	609,747
227,351	HCL Technologies Ltd	4,227,034
200,696	Infosys Ltd	3,614,162
127,742	Infosys Ltd Sponsored ADR	2,290,414
102,000	International Games System Co Ltd	3,586,939
255,000	ITE Technology Inc	1,406,402
560,000	Kingdee International Software Group Co Ltd(c)	633,734
527,200	Kingnet Network Co Ltd Class A	816,245
412,000	MediaTek Inc	14,928,534
386,500	NetEase Inc	8,008,915
65,575	Netweb Technologies India Ltd(c)	1,272,348
159,000	Novatek Microelectronics Corp	2,927,155
155,000	Quanta Computer Inc	1,357,331
147,000	Realtek Semiconductor Corp	2,559,887
792,080	Samsung Electronics Co Ltd	47,602,032
19,609	SK Hynix Inc(c)	2,597,709
127,034	Sonata Software Ltd	1,104,018
3,336,000	Taiwan Semiconductor Manufacturing Co Ltd	79,917,928
65,882	Tata Consultancy Services Ltd	3,074,842
39,872	TDCX Inc ADR(c)	285,882
281,300	TOTVS SA	1,597,926
1,569,000	United Microelectronics Corp	2,548,123
132,535	Will Semiconductor Co Ltd Shanghai Class A	1,808,206
244,000	Wistron Corp	919,168
33,000	Wiwynn Corp	2,259,718
		207,179,147
Utilities — 1.73%
23,834	Adani Green Energy Ltd(c)	526,041
4,191,000	China Longyuan Power Group Corp Ltd Class H	2,940,075
446,000	China Resources Power Holdings Co Ltd	1,041,614
461,898	China Yangtze Power Co Ltd Class A	1,588,135
51,000	Cia de Saneamento Basico do Estado de Sao Paulo	863,016
568,300	Cia De Sanena Do Parana	2,947,219

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Utilities — (continued)
16,663,638	Enel Chile SA	$ 1,001,754
88,000	Energisa SA	842,206
365,491	ENN Natural Gas Co Ltd Class A	969,219
380,246	PGE Polska Grupa Energetyczna SA(c)	685,089
355,123	PTC India Ltd	794,110
60,563	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA(c)	1,727,592
		15,926,070
TOTAL COMMON STOCK — 97.62% (Cost $819,054,643)		$899,334,626
EXCHANGE TRADED FUNDS
275,026	iShares ESG Aware MSCI EM ETF	8,864,088

TOTAL EXCHANGE TRADED FUNDS — 0.96% (Cost $8,677,180)		$8,864,088
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.03%
$2,388,117	Undivided interest of 1.34% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $2,388,117 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(d)	2,388,117
2,388,119	Undivided interest of 1.34% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $2,388,119 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(d)	2,388,119
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,388,117	Undivided interest of 1.35% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $2,388,117 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(d)	$ 2,388,117
2,388,117	Undivided interest of 6.31% in a repurchase agreement (principal amount/value $37,884,479 with a maturity value of $37,906,873) with Mizuho Securities (USA) LLC, 5.32%, dated 3/28/24 to be repurchased at $2,388,117 on 4/1/24 collateralized by U.S. Treasury securities, 0.25% - 2.88%, 6/15/24 - 5/15/32, with a value of $38,642,182.(d)	2,388,117
TOTAL SHORT TERM INVESTMENTS — 1.03% (Cost $9,552,470)		$9,552,470
TOTAL INVESTMENTS — 99.61% (Cost $837,284,293)		$917,751,184
OTHER ASSETS & LIABILITIES, NET — 0.39%		$3,554,964
TOTAL NET ASSETS — 100.00%		$921,306,148

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
(a)	All or a portion of the security is on loan at March 28, 2024.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BNP	USD	53,826	EUR	49,692	04/02/2024	$206
					Net Appreciation	$206
Abbreviations
BNP	BNP Paribas Securities Corp
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
Summary of Investments by Country as of March 28, 2024.
Country	Fair Value	Percentage of Fund Investments
China	$228,223,949	24.87%
India	159,458,742	17.38
Taiwan	156,734,758	17.08
South Korea	117,896,459	12.85
Brazil	40,055,656	4.36
Mexico	29,376,056	3.20
Saudi Arabia	28,351,452	3.09
Indonesia	23,776,286	2.59
United States	22,749,807	2.48
South Africa	15,665,131	1.71
Thailand	12,978,462	1.41
Greece	11,217,419	1.22
Philippines	10,705,628	1.17
Poland	10,083,889	1.10
United Arab Emirates	9,242,850	1.01
Malaysia	7,627,582	0.83
Ireland	6,057,555	0.66
Turkey	5,265,107	0.57
Uruguay	4,163,938	0.45
Hong Kong	3,657,068	0.40
Slovenia	2,673,743	0.29
Peru	2,483,505	0.27
Egypt	1,906,651	0.21
Romania	1,727,592	0.19
Qatar	1,522,339	0.17
Colombia	1,224,152	0.13
Chile	1,001,754	0.11
Singapore	748,376	0.08
Hungary	682,618	0.07
Kuwait	492,660	0.05
Total	$917,751,184	100.00%
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.01%
39,166	Air Liquide SA	$ 8,148,461
45,000	DSM-Firmenich AG	5,117,959
12,456	Linde PLC	5,783,570
147,300	Shin-Etsu Chemical Co Ltd	6,460,865
		25,510,855
Communications — 5.82%
34,944	Delivery Hero SE(a)(b)	999,207
5,481	MercadoLibre Inc(b)	8,287,053
24,000	Nice Ltd Sponsored ADR(b)(c)	6,254,880
90,000	Shopify Inc Class A(b)	6,945,300
87,100	Tencent Holdings Ltd	3,392,540
24,149	Wolters Kluwer NV	3,781,500
		29,660,480
Consumer, Cyclical — 15.30%
45,242	Cie Financiere Richemont SA	6,887,661
75,000	CTS Eventim AG & Co KGaA	6,668,488
143,000	Denso Corp	2,738,689
12,804	Evolution AB(a)	1,590,307
14,375	Ferguson PLC	3,144,259
2,063	Ferrari NV	899,544
115,936	Industria de Diseno Textil SA	5,838,126
71,357	InterContinental Hotels Group PLC	7,413,031
11,891	LVMH Moet Hennessy Louis Vuitton SE	10,699,517
10,848	Next PLC	1,264,216
140,000	Puma SE	6,335,896
500,000	RS Group PLC	4,583,276
19,431	Ryanair Holdings PLC Sponsored ADR	2,828,959
24,100	Shimano Inc	3,585,202
76,000	Sony Group Corp	6,517,055
111,763	Volvo AB Class B(c)	3,028,939
65,011	Yum China Holdings Inc	2,586,788
47,361	Zalando SE(a)(b)	1,354,304
		77,964,257
Consumer, Non-Cyclical — 26.14%
882	Adyen NV(a)(b)	1,489,823
70,000	Alcon Inc	5,789,803
140,000	Amadeus IT Group SA	8,987,568
5,737	Argenx SE(b)	2,261,953
250,000	Asahi Intecc Co Ltd	4,379,948
22,829	AstraZeneca PLC	3,066,356
18,000	Cochlear Ltd	3,958,752
18,711	Coloplast A/S Class B	2,526,304
32,000	CSL Ltd	6,004,066
250,000	Daiichi Sankyo Co Ltd	7,954,725
38,534	Diageo PLC	1,425,598
350,000	Evotec SE(b)	5,454,875
150,000	Experian PLC	6,534,041
25,000	Genmab A/S(b)	7,495,717
4,311	L'Oreal SA	2,041,574
119,739	Nestle SA	12,722,264
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
123,204	Novo Nordisk A/S Class B	$ 15,803,797
198,901	Oxford Nanopore Technologies PLC(b)	304,766
156,700	Recruit Holdings Co Ltd	6,880,196
192,161	RELX PLC	8,284,596
27,717	Sanofi SA	2,696,443
12,969	Straumann Holding AG	2,069,304
25,000,000	Sumber Alfaria Trijaya Tbk PT	4,590,349
15,000	Tecan Group AG	6,214,945
234,200	Terumo Corp	4,285,544
		133,223,307
Financial — 9.60%
202,119	3i Group PLC	7,164,055
147,885	Allfunds Group PLC	1,066,531
178,100	DBS Group Holdings Ltd	4,753,101
14,313	Deutsche Boerse AG	2,931,168
106,864	Goodman Group REIT	2,353,920
240,000	Intermediate Capital Group PLC	6,213,321
46,063	London Stock Exchange Group PLC	5,510,457
40,000	Macquarie Group Ltd	5,203,090
6,963	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,398,936
253,239	QBE Insurance Group Ltd	2,993,457
132,200	Rakuten Bank Ltd(b)	2,638,300
150,500	Tokio Marine Holdings Inc	4,717,613
		48,943,949
Industrial — 18.20%
37,707	Airbus SE	6,946,738
421,512	Atlas Copco AB Class A	7,118,729
33,000	Daikin Industries Ltd	4,505,844
50,000	DSV A/S	8,127,733
61,851	Ferrovial SE	2,448,803
43,700	Hitachi Ltd	3,993,325
49,000	Hoya Corp	6,128,472
1,800	Interroll Holding AG	5,981,616
16,100	Keyence Corp	7,474,600
22,270	Legrand SA	2,358,327
25,000	MTU Aero Engines AG	6,340,676
43,668	Safran SA	9,889,598
6,055	Schneider Electric SE	1,368,897
250,000	SIG Group AG	5,543,565
30,000	Sika AG	8,926,513
43,435	Vinci SA	5,573,973
		92,727,409
Technology — 16.32%
50,300	Advantest Corp	2,234,470
25,797	ASML Holding NV	25,009,286
25,000	CyberArk Software Ltd(b)	6,640,750
85,829	Dassault Systemes SE	3,799,419
16,500	Disco Corp	6,031,302
81,234	Infineon Technologies AG	2,762,415

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
450,000	Keywords Studios PLC	$ 7,389,246
75,000	Kinaxis Inc(b)	8,526,817
29,000	Monday.com Ltd(b)	6,550,230
136,400	Otsuka Corp	2,894,197
112,448	Sage Group PLC	1,796,437
24,623	Samsung Electronics Co Ltd	1,479,781
16,933	SAP SE	3,297,187
34,890	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,746,785
		83,158,322
Utilities — 0.55%
135,228	SSE PLC	2,818,376
TOTAL COMMON STOCK — 96.94% (Cost $406,094,167)		$494,006,955
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.91%
$2,428,959	Undivided interest of 1.36% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $2,428,959 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(d)	2,428,959
2,428,959	Undivided interest of 1.36% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $2,428,959 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(d)	2,428,959
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,428,961	Undivided interest of 1.37% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $2,428,961 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(d)	$ 2,428,961
2,428,959	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $2,428,959 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(d)	2,428,959
TOTAL SHORT TERM INVESTMENTS — 1.91% (Cost $9,715,838)		$9,715,838
TOTAL INVESTMENTS — 98.85% (Cost $415,810,005)		$503,722,793
OTHER ASSETS & LIABILITIES, NET — 1.15%		$5,856,391
TOTAL NET ASSETS — 100.00%		$509,579,184

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 28, 2024.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Summary of Investments by Country as of March 28, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$83,420,347	16.56%
Switzerland	59,253,629	11.76
United Kingdom	54,055,275	10.73
France	53,522,947	10.63
Germany	39,543,152	7.85
Denmark	33,953,552	6.74
Netherlands	32,542,563	6.46
Australia	20,513,284	4.07
Israel	19,445,860	3.86
Spain	17,274,497	3.43
Ireland	16,752,246	3.33
United States	15,499,408	3.08
Canada	15,472,117	3.07
Sweden	11,737,976	2.33
Uruguay	8,287,053	1.65
China	5,979,328	1.19
Singapore	4,753,101	0.94
Taiwan	4,746,784	0.94
Indonesia	4,590,349	0.91
South Korea	1,479,781	0.29
Italy	899,544	0.18
Total	$503,722,793	100.00%
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.86%
57,426	Air Liquide SA	$ 11,947,442
18,545	Akzo Nobel NV	1,385,641
136,235	Anglo American PLC	3,356,867
41,392	Antofagasta PLC	1,062,673
55,512	ArcelorMittal SA	1,525,870
6,437	Arkema SA	677,688
135,700	Asahi Kasei Corp	995,126
99,544	BASF SE	5,688,351
556,408	BHP Group Ltd	16,087,909
49,087	BlueScope Steel Ltd	763,454
30,044	Boliden AB	834,250
15,736	Brenntag SE	1,326,251
22,949	Clariant AG	310,499
21,063	Covestro AG(a)(b)	1,152,149
15,588	Croda International PLC	964,316
19,957	DSM-Firmenich AG	2,269,758
755	EMS-Chemie Holding AG(b)	578,646
20,255	Endeavour Mining PLC	410,762
23,014	Evonik Industries AG	455,222
181,559	Fortescue Ltd	3,038,389
1,036	Givaudan SA	4,612,003
1,162,468	Glencore PLC	6,378,372
9,885	Holmen AB Class B	402,121
84,701	ICL Group Ltd	448,901
62,700	JFE Holdings Inc(c)	1,039,166
18,727	Mineral Resources Ltd	864,029
134,800	Mitsubishi Chemical Group Corp	821,508
18,000	Mitsui Chemicals Inc	528,047
46,693	Mondi PLC	822,122
109,400	Nippon Paint Holdings Co Ltd	787,372
18,800	Nippon Sanso Holdings Corp(c)	589,864
91,674	Nippon Steel Corp(c)	2,206,087
13,200	Nissan Chemical Corp	499,964
15,400	Nitto Denko Corp	1,408,206
139,264	Norsk Hydro ASA	765,309
120,731	Northern Star Resources Ltd	1,139,163
39,807	Novonesis / Novozymes Class B	2,341,510
10,581	OCI NV	290,013
283,234	Pilbara Minerals Ltd(c)	706,794
39,799	Rio Tinto Ltd	3,158,653
123,769	Rio Tinto PLC	7,823,712
200,200	Shin-Etsu Chemical Co Ltd	8,781,162
29,166	Smurfit Kappa Group PLC	1,329,853
495,632	South32 Ltd	967,140
25,900	Sumitomo Metal Mining Co Ltd	773,383
7,845	Syensqo SA(b)	743,359
14,393	Symrise AG	1,723,005
148,300	Toray Industries Inc	712,116
21,983	Umicore SA	473,946
57,817	UPM-Kymmene OYJ	1,926,276
12,021	voestalpine AG	337,227
17,379	Yara International ASA	551,073
		110,782,719
Shares		Fair Value
Communications — 4.26%
39,586	Adevinta ASA(b)	$ 414,948
96,422	Auto Trader Group PLC(a)	851,250
77,442	Bollore SE(b)	517,405
703,845	BT Group PLC	973,649
37,873	CAR Group Ltd	890,235
18,996	Delivery Hero SE(a)(b)	543,182
21,800	Dentsu Group Inc	605,315
356,263	Deutsche Telekom AG	8,648,137
14,975	Elisa OYJ(b)	667,639
199,363	Grab Holdings Ltd Class A(b)	626,000
2,200	Hikari Tsushin Inc	413,757
388,900	HKT Trust & HKT Ltd	453,764
151,095	Informa PLC	1,584,906
165,700	KDDI Corp	4,899,205
352,938	Koninklijke KPN NV(b)	1,320,136
285,100	LY Corp	722,147
46,400	M3 Inc	667,758
25,900	MonotaRO Co Ltd	311,757
6,890	Nice Ltd(b)	1,793,060
3,341,300	Nippon Telegraph & Telephone Corp	3,979,833
573,652	Nokia OYJ	2,035,379
199,631	Orange SA	2,347,671
68,678	Pearson PLC	903,881
158,011	Prosus NV	4,945,823
24,864	Publicis Groupe SA	2,710,695
160,400	Rakuten Group Inc(b)	910,447
8,167	Scout24 SE(a)	615,290
39,300	Sea Ltd ADR(b)	2,110,803
38,485	SEEK Ltd	627,558
892,400	Singapore Telecommunications Ltd	1,677,107
321,300	SoftBank Corp(c)	4,136,719
114,300	SoftBank Group Corp	6,787,749
193,660	Spark New Zealand Ltd	551,321
2,797	Swisscom AG	1,711,919
56,245	Tele2 AB Class B	461,854
1,098,559	Telecom Italia SpA(b)(c)	266,785
314,835	Telefonaktiebolaget LM Ericsson Class B(c)	1,693,233
530,061	Telefonica SA(c)	2,340,880
66,729	Telenor ASA	742,185
256,309	Telia Co AB	656,908
456,670	Telstra Group Ltd	1,148,716
14,200	Trend Micro Inc	721,172
71,282	Vivendi SE	776,822
2,466,057	Vodafone Group PLC	2,186,894
5,891	Wix.com Ltd(b)	809,895
26,857	Wolters Kluwer NV	4,205,547
117,163	WPP PLC	1,110,074
15,400	ZOZO Inc(c)	382,225
		80,459,635
Consumer, Cyclical — 14.44%
23,907	Accor SA	1,116,136
17,407	adidas AG	3,889,239
15,800	Aisin Corp	645,631
16,200	ANA Holdings Inc(c)	338,568

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
63,266	Aristocrat Leisure Ltd	$ 1,771,502
38,023	Associated British Foods PLC	1,199,177
10,126	Avolta AG(b)	421,620
64,800	Bandai Namco Holdings Inc	1,202,374
102,592	Barratt Developments PLC	615,636
35,078	Bayerische Motoren Werke AG	4,047,272
11,313	Berkeley Group Holdings PLC	679,689
60,900	Bridgestone Corp	2,699,073
36,574	Bunzl PLC	1,406,816
41,468	Burberry Group PLC	634,047
58,981	Cie Financiere Richemont SA	8,979,292
72,734	Cie Generale des Etablissements Michelin SCA	2,787,421
54,700	City Developments Ltd	236,952
185,860	Compass Group PLC	5,449,412
12,079	Continental AG	871,924
57,498	Daimler Truck Holding AG	2,913,708
69,600	Daiwa House Industry Co Ltd(c)	2,071,673
207,900	Denso Corp	3,981,633
65,140	Deutsche Lufthansa AG(b)	511,957
2,258	D'ieteren Group	500,604
67,043	Entain PLC	672,607
19,664	Evolution AB(a)	2,442,347
19,500	Fast Retailing Co Ltd	6,041,609
14,015	Ferrari NV	6,111,057
19,397	Flutter Entertainment PLC(b)	3,844,005
236,000	Galaxy Entertainment Group Ltd	1,186,389
623,020	Genting Singapore Ltd	408,600
70,519	H & M Hennes & Mauritz AB Class B(c)	1,149,888
3,484	Hermes International SCA	8,904,369
511,600	Honda Motor Co Ltd	6,330,380
11,800	Hoshizaki Corp	430,543
16,156	Iida Group Holdings Co Ltd(c)	209,084
6,276	IMCD NV	1,104,643
121,060	Industria de Diseno Textil SA	6,096,152
18,231	InterContinental Hotels Group PLC	1,893,955
62,000	Isuzu Motors Ltd	838,082
131,500	ITOCHU Corp(c)	5,649,187
15,800	Japan Airlines Co Ltd(c)	300,006
10,200	Jardine Cycle & Carriage Ltd	182,627
283,518	JD Sports Fashion PLC	481,476
8,198	Kering SA	3,247,102
199,946	Kingfisher PLC	629,032
21,600	Koito Manufacturing Co Ltd	291,160
10,754	La Francaise des Jeux SAEM(a)	438,310
240,232	Lottery Corp Ltd	805,641
30,351	LVMH Moet Hennessy Louis Vuitton SE	27,309,818
156,400	Marubeni Corp	2,708,794
36,900	MatsukiyoCocokara & Co	592,500
Shares		Fair Value
Consumer, Cyclical — (continued)
61,000	Mazda Motor Corp	$ 706,966
9,700	McDonald's Holdings Co Japan Ltd(c)	436,181
88,728	Mercedes-Benz Group AG	7,066,048
379,900	Mitsubishi Corp(c)	8,779,956
140,800	Mitsui & Co Ltd	6,582,624
22,568	Moncler SpA	1,684,046
13,287	Next PLC	1,548,454
114,600	Nintendo Co Ltd	6,253,105
248,800	Nissan Motor Co Ltd(c)	985,865
8,700	Nitori Holdings Co Ltd(c)	1,318,503
121,600	Oriental Land Co Ltd	3,895,543
40,000	Pan Pacific International Holdings Corp	1,060,069
236,800	Panasonic Holdings Corp	2,259,964
9,286	Pandora A/S	1,498,817
34,432	Persimmon PLC	570,682
11,350	Puma SE	513,660
94,481	Qantas Airways Ltd(b)	335,420
570	Rational AG	491,111
24,998	Reece Ltd	457,705
20,344	Renault SA	1,026,564
25,952	Rexel SA	701,039
254,800	Sands China Ltd(b)	718,852
2,611	SEB SA	334,060
41,400	Sekisui Chemical Co Ltd	605,707
63,600	Sekisui House Ltd	1,448,660
18,790	Seven Group Holdings Ltd(b)	499,318
29,200	Sharp Corp(b)(c)	162,629
8,200	Shimano Inc	1,219,861
159,600	Singapore Airlines Ltd(c)	756,425
9,807	Sodexo SA	840,691
138,600	Sony Group Corp	11,885,050
245,318	Stellantis NV	6,970,582
65,300	Subaru Corp	1,478,905
112,100	Sumitomo Corp	2,700,259
77,300	Sumitomo Electric Industries Ltd	1,197,789
174,000	Suzuki Motor Corp	1,986,605
9,038	Swatch Group AG	1,005,019
383,364	Taylor Wimpey PLC	662,544
12,300	Toho Co Ltd	408,424
15,800	Toyota Industries Corp	1,653,171
1,165,575	Toyota Motor Corp	29,459,871
23,000	Toyota Tsusho Corp	1,579,430
93,713	Universal Music Group NV	2,816,118
42,800	USS Co Ltd(c)	353,834
3,322	Volkswagen AG	507,464
20,793	Volvo AB Class A(c)	572,569
169,216	Volvo AB Class B(c)	4,585,999
61,940	Volvo Car AB Class B(b)	234,504
126,256	Wesfarmers Ltd	5,627,830
21,765	Whitbread PLC	909,674
14,700	Yamaha Corp(c)	317,296
95,100	Yamaha Motor Co Ltd	876,021
24,355	Zalando SE(a)(b)	696,440
10,100	Zensho Holdings Co Ltd(c)	420,009
		272,934,651

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 23.13%
17,155	Adecco Group AG	$ 678,691
2,451	Adyen NV(a)(b)	4,140,088
70,500	Aeon Co Ltd	1,672,394
48,000	Ajinomoto Co Inc	1,792,493
54,857	Alcon Inc	4,537,304
48,417	Amadeus IT Group SA	3,108,222
13,070	Amplifon SpA(c)	476,438
95,897	Anheuser-Busch InBev SA(c)	5,837,653
6,354	Argenx SE(b)	2,505,221
51,500	Asahi Group Holdings Ltd	1,891,073
23,500	Asahi Intecc Co Ltd	411,715
46,981	Ashtead Group PLC	3,345,228
194,900	Astellas Pharma Inc(c)	2,093,761
170,365	AstraZeneca PLC	22,883,167
3,549	Bachem Holding AG(c)	339,863
375	Barry Callebaut AG	544,725
110,261	Bayer AG	3,376,707
10,907	Beiersdorf AG	1,588,033
4,567	BioMerieux	503,713
150,159	Brambles Ltd	1,580,285
220,552	British American Tobacco PLC	6,692,594
31,258	Bureau Veritas SA	954,418
4,412	Carl Zeiss Meditec AG	550,732
10,670	Carlsberg AS Class B	1,461,205
65,363	Carrefour SA	1,121,262
113	Chocoladefabriken Lindt & Spruengli AG	2,656,519
72,100	Chugai Pharmaceutical Co Ltd	2,755,330
290,424	CK Hutchison Holdings Ltd	1,397,709
22,048	Coca-Cola Europacific Partners PLC	1,557,651
23,195	Coca-Cola HBC AG	732,675
7,179	Cochlear Ltd	1,578,882
145,306	Coles Group Ltd	1,604,061
14,706	Coloplast A/S Class B	1,985,561
53,097	CSL Ltd	9,962,434
23,600	Dai Nippon Printing Co Ltd(c)	722,766
204,400	Daiichi Sankyo Co Ltd	6,503,783
71,627	Danone SA	4,630,331
76,249	Davide Campari-Milano NV	766,303
10,738	Demant A/S(b)	533,715
247,094	Diageo PLC	9,141,450
2,487	DiaSorin SpA	240,008
16,079	EBOS Group Ltd(c)	328,846
26,932	Edenred SE	1,438,032
27,300	Eisai Co Ltd	1,124,454
154,161	Endeavour Group Ltd	553,503
32,510	EssilorLuxottica SA	7,354,163
64,509	Essity AB Class B	1,532,355
14,832	Eurofins Scientific SE	944,808
102,948	Experian PLC	4,484,443
62,538	Fisher & Paykel Healthcare Corp Ltd	958,370
21,559	Fresenius Medical Care AG	828,400
45,037	Fresenius SE & Co KGaA	1,214,508
120,300	FUJIFILM Holdings Corp	2,701,290
7,081	Genmab A/S(b)	2,123,087
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
23,751	Getinge AB Class B	$ 477,702
30,587	Grifols SA(b)	275,129
450,123	GSK PLC	9,663,175
762,322	Haleon PLC	3,194,239
14,108	Heineken Holding NV	1,138,575
30,877	Heineken NV	2,976,788
11,074	Henkel AG & Co KGaA	797,923
18,185	Hikma Pharmaceuticals PLC	439,798
26,011	IDP Education Ltd	303,629
92,564	Imperial Brands PLC	2,068,645
17,681	Intertek Group PLC	1,112,755
4,107	Ipsen SA	488,720
180,360	J Sainsbury PLC	615,600
128,800	Japan Tobacco Inc	3,434,056
12,842	JDE Peet's NV	269,611
30,536	Jeronimo Martins SGPS SA	605,845
50,100	Kao Corp	1,872,150
17,226	Kerry Group PLC Class A	1,476,033
29,371	Kesko OYJ Class B	549,064
71,500	Kikkoman Corp	917,668
85,000	Kirin Holdings Co Ltd	1,182,036
16,500	Kobe Bussan Co Ltd	404,304
104,131	Koninklijke Ahold Delhaize NV	3,115,797
85,207	Koninklijke Philips NV	1,705,334
28,400	Kyowa Kirin Co Ltd	510,948
25,355	Lifco AB Class B	662,129
8,176	Lonza Group AG	4,885,966
26,512	L'Oreal SA	12,555,371
43	Lotus Bakeries NV	415,197
295,267	Medibank Pvt Ltd(b)	723,440
24,700	MEIJI Holdings Co Ltd	539,267
13,857	Merck KGaA	2,443,489
51,894	Mowi ASA	953,226
292,716	Nestle SA	31,101,063
63,457	Nexi SpA(a)(b)	402,054
19,800	Nissin Foods Holdings Co Ltd	545,849
7,190	NMC Health PLC(b)(d)	454
224,701	Novartis AG	21,764,188
357,652	Novo Nordisk A/S Class B	45,877,244
65,093	Ocado Group PLC(b)	373,217
128,600	Olympus Corp	1,851,623
40,700	Ono Pharmaceutical Co Ltd(c)	666,867
11,913	Orion OYJ Class B	444,081
81,566	Orkla ASA	576,078
44,700	Otsuka Holdings Co Ltd	1,856,762
21,925	Pernod Ricard SA	3,549,321
23,216	QIAGEN NV	992,199
19,680	Ramsay Health Care Ltd	724,500
11,874	Randstad NV(c)	627,016
79,383	Reckitt Benckiser Group PLC	4,524,222
11,307	Recordati Industria Chimica e Farmaceutica SpA	624,349
159,100	Recruit Holdings Co Ltd	6,985,573
207,679	RELX PLC	8,953,621
2,408	Remy Cointreau SA	243,148
268,754	Rentokil Initial PLC	1,597,539

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
80,722	Roche Holding AG	$ 20,660,087
7,978	Salmar ASA	526,534
44,511	Sandoz Group AG(b)	1,343,598
125,116	Sanofi SA	12,171,886
2,947	Sartorius Stedim Biotech	840,565
22,700	Secom Co Ltd	1,646,953
53,632	Securitas AB Class B(c)	552,894
242,100	Seven & i Holdings Co Ltd	3,528,822
16,297	SGS SA(c)	1,582,154
28,400	Shionogi & Co Ltd	1,451,290
43,100	Shiseido Co Ltd	1,182,683
30,502	Siemens Healthineers AG(a)	1,865,435
94,966	Smith & Nephew PLC	1,188,637
46,947	Sonic Healthcare Ltd	899,634
5,615	Sonova Holding AG	1,626,065
12,039	Straumann Holding AG	1,920,915
14,900	Suntory Beverage & Food Ltd	503,991
20,089	Swedish Orphan Biovitrum AB(b)	501,474
52,800	Sysmex Corp	942,211
175,552	Takeda Pharmaceutical Co Ltd	4,882,784
143,000	Terumo Corp	2,616,707
768,543	Tesco PLC	2,877,583
122,047	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	1,722,083
26,400	TOPPAN Holdings Inc	661,769
330,275	Transurban Group	2,865,169
100,969	Treasury Wine Estates Ltd	819,019
13,867	UCB SA	1,711,844
43,700	Unicharm Corp	1,391,244
274,844	Unilever PLC	13,795,920
914,645	WH Group Ltd(a)	603,740
207,700	Wilmar International Ltd	527,584
64,538	Wise PLC Class A	754,245
130,661	Woolworths Group Ltd	2,824,367
25,215	Worldline SA(a)(b)	311,949
27,400	Yakult Honsha Co Ltd(c)	560,014
		437,358,848
Diversified — 0.03%
16,979	Jardine Matheson Holdings Ltd	621,941
Energy — 4.21%
33,392	Aker BP ASA	837,521
25,550	Ampol Ltd	662,772
133,582	APA Group	732,160
1,875,930	BP PLC	11,767,311
10,367	DCC PLC(b)	754,000
307,450	ENEOS Holdings Inc	1,481,249
241,459	Eni SpA	3,823,283
96,590	Equinor ASA	2,590,003
52,573	Galp Energia SGPS SA	869,159
103,780	Idemitsu Kosan Co Ltd	711,530
104,700	Inpex Corp	1,591,565
Shares		Fair Value
Energy — (continued)
45,564	Neste OYJ(c)	$ 1,235,482
15,750	OMV AG	745,962
136,951	Repsol SA	2,285,872
349,190	Santos Ltd	1,767,912
4,784,391	Seatrium Ltd(b)(c)	279,619
713,870	Shell PLC(b)	23,681,305
239,692	TotalEnergies SE	16,488,320
108,645	Vestas Wind Systems A/S(b)	3,030,501
212,116	Woodside Energy Group Ltd	4,227,966
		79,563,492
Financial — 20.80%
104,354	3i Group PLC	3,698,800
50,953	ABN AMRO Bank NV(a)	871,923
206,574	abrdn PLC	367,855
27,803	Admiral Group PLC	996,044
178,637	Aegon Ltd	1,089,838
21,514	AerCap Holdings NV(b)	1,869,782
17,613	Ageas SA	815,936
1,261,800	AIA Group Ltd	8,487,591
173,001	AIB Group PLC	878,232
42,666	Allianz SE	12,787,779
6,942	Amundi SA(a)	476,826
332,316	ANZ Group Holdings Ltd	6,369,190
16,987	ASR Nederland NV	832,531
108,941	Assicurazioni Generali SpA	2,757,680
21,399	ASX Ltd	925,781
295,356	Aviva PLC	1,852,893
196,755	AXA SA	7,389,314
4,568	Azrieli Group Ltd	329,609
4,900	Baloise Holding AG	768,348
659,550	Banco Bilbao Vizcaya Argentaria SA	7,854,277
134,022	Banco BPM SpA	891,688
1,778,912	Banco Santander SA	8,689,006
137,859	Bank Hapoalim BM	1,291,938
166,285	Bank Leumi Le-Israel BM	1,382,243
115,242	Bank of Ireland Group PLC	1,176,057
3,538	Banque Cantonale Vaudoise	411,597
1,610,311	Barclays PLC	3,731,722
115,464	BNP Paribas SA	8,220,473
407,500	BOC Hong Kong Holdings Ltd	1,092,625
442,296	CaixaBank SA(c)	2,146,281
391,740	CapitaLand Ascendas REIT	803,568
583,804	CapitaLand Integrated Commercial Trust REIT(b)	856,009
281,257	Capitaland Investment Ltd	558,113
56,500	Chiba Bank Ltd(b)	470,147
217,924	CK Asset Holdings Ltd	897,994
115,340	Commerzbank AG	1,585,260
183,461	Commonwealth Bank of Australia	14,390,546
60,759	Computershare Ltd	1,034,899
114,000	Concordia Financial Group Ltd	572,988
5,758	Covivio SA REIT	296,792
114,490	Credit Agricole SA	1,707,959

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
101,100	Dai-ichi Life Holdings Inc	$ 2,578,508
6,600	Daito Trust Construction Co Ltd(c)	752,946
141,300	Daiwa Securities Group Inc(c)	1,075,060
74,382	Danske Bank A/S	2,232,681
201,576	DBS Group Holdings Ltd	5,379,624
207,800	Deutsche Bank AG	3,272,914
21,214	Deutsche Boerse AG	4,344,428
107,834	Dexus REIT	555,623
100,369	DNB Bank ASA	1,995,090
38,070	EQT AB	1,205,277
37,267	Erste Group Bank AG	1,660,910
235,000	ESR Group Ltd(a)	251,775
4,407	Eurazeo SE	386,163
9,245	Euronext NV(a)	879,850
10,032	EXOR NV	1,116,429
95,402	Fastighets AB Balder Class B(b)(c)	700,770
66,665	FinecoBank Banca Fineco SpA(c)	998,431
5,800	Futu Holdings Ltd ADR	314,070
4,929	Gecina SA REIT	503,470
20,580	Gjensidige Forsikring ASA(b)	298,707
502	GLP J-REIT	420,675
192,625	Goodman Group REIT	4,242,999
195,052	GPT Group REIT	580,476
10,124	Groupe Bruxelles Lambert NV	765,358
186,000	Hang Lung Properties Ltd	191,273
83,700	Hang Seng Bank Ltd	917,495
6,510	Hannover Rueck SE	1,782,616
40,385	Hargreaves Lansdown PLC	374,713
3,984	Helvetia Holding AG	549,277
157,830	Henderson Land Development Co Ltd	450,708
135,212	Hong Kong Exchanges & Clearing Ltd	3,939,844
116,300	Hongkong Land Holdings Ltd	357,098
2,092,968	HSBC Holdings PLC	16,357,701
39,700	Hulic Co Ltd(b)	407,733
13,516	Industrivarden AB Class A	464,812
16,841	Industrivarden AB Class C(b)(c)	579,104
363,110	ING Groep NV	5,978,004
264,896	Insurance Australia Group Ltd(b)	1,104,966
1,609,071	Intesa Sanpaolo SpA	5,841,811
193,475	Investor AB Class B	4,855,125
129,186	Israel Discount Bank Ltd Class A	668,099
53,900	Japan Exchange Group Inc	1,459,907
754	Japan Metropolitan Fund Invest REIT	469,811
156,100	Japan Post Bank Co Ltd(c)	1,677,343
223,600	Japan Post Holdings Co Ltd	2,252,799
20,600	Japan Post Insurance Co Ltd(c)	393,772
140	Japan Real Estate Investment Corp REIT	499,079
22,285	Julius Baer Group Ltd	1,292,494
Shares		Fair Value
Financial — (continued)
26,860	KBC Group NV	$ 2,013,758
440	KDX Realty Investment Corp REIT(b)	467,673
23,426	Klepierre SA REIT	606,397
8,633	L E Lundbergforetagen AB Class B	467,287
76,773	Land Securities Group PLC REIT	637,478
7,779	LEG Immobilien SE(b)	668,148
641,481	Legal & General Group PLC	2,060,059
273,344	Link REIT	1,177,132
6,904,614	Lloyds Banking Group PLC	4,514,718
46,069	London Stock Exchange Group PLC	5,511,175
244,408	M&G PLC	679,962
40,805	Macquarie Group Ltd	5,307,802
372,638	Mapletree Logistics Trust REIT	402,896
243,500	Mapletree Pan Asia Commercial Trust REIT	230,794
58,486	Mediobanca Banca di Credito Finanziario SpA(b)	871,530
422,742	Mirvac Group REIT	649,759
121,300	Mitsubishi Estate Co Ltd	2,213,237
86,500	Mitsubishi HC Capital Inc	603,307
1,218,600	Mitsubishi UFJ Financial Group Inc	12,398,160
289,800	Mitsui Fudosan Co Ltd	3,124,471
16,408	Mizrahi Tefahot Bank Ltd	615,130
268,910	Mizuho Financial Group Inc	5,317,778
138,600	MS&AD Insurance Group Holdings Inc	2,447,336
15,038	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,340,686
345,042	National Australia Bank Ltd	7,812,451
627,363	NatWest Group PLC	2,100,458
163	Nippon Building Fund Inc REIT	652,018
246	Nippon Prologis Inc REIT	438,223
29,368	NN Group NV	1,355,780
325,200	Nomura Holdings Inc	2,081,449
11,400	Nomura Real Estate Holdings Inc	322,065
511	Nomura Real Estate Master Fund Inc REIT	505,295
345,375	Nordea Bank Abp	3,849,028
125,700	ORIX Corp	2,749,279
381,085	Oversea-Chinese Banking Corp Ltd	3,807,752
2,442	Partners Group Holding AG	3,488,362
81,981	Phoenix Group Holdings PLC	572,221
295,177	Prudential PLC	2,767,592
160,545	QBE Insurance Group Ltd	1,897,751
5,683	REA Group Ltd(c)	686,663
227,100	Resona Holdings Inc	1,399,949
21,778	Sagax AB Class B	574,510
49,304	Sampo OYJ Class A	2,103,129
26,240	SBI Holdings Inc	688,279
584,177	Scentre Group REIT	1,290,166

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
88,748	Schroders PLC	$ 421,516
128,027	Segro PLC REIT	1,459,378
51,200	Shizuoka Financial Group Inc	487,194
89,600	Singapore Exchange Ltd	611,460
419,178	Sino Land Co Ltd	435,787
170,130	Skandinaviska Enskilda Banken AB Class A	2,304,843
78,058	Societe Generale SA	2,091,416
1,613	Sofina SA	361,716
95,550	Sompo Holdings Inc(c)	2,002,734
57,578	St James's Place PLC	337,718
241,691	Standard Chartered PLC	2,048,376
258,454	Stockland REIT	816,680
139,700	Sumitomo Mitsui Financial Group Inc	8,168,636
70,772	Sumitomo Mitsui Trust Holdings Inc	1,524,896
30,400	Sumitomo Realty & Development Co Ltd	1,132,690
156,000	Sun Hung Kai Properties Ltd	1,506,910
137,490	Suncorp Group Ltd	1,467,554
158,059	Svenska Handelsbanken AB Class A(c)	1,597,974
90,734	Swedbank AB Class A(c)	1,800,866
46,000	Swire Pacific Ltd Class A	378,689
134,400	Swire Properties Ltd	282,701
3,164	Swiss Life Holding AG	2,219,206
8,220	Swiss Prime Site AG	775,369
32,335	Swiss Re AG	4,159,410
54,600	T&D Holdings Inc	949,177
6,820	Talanx AG	540,262
200,100	Tokio Marine Holdings Inc	6,272,388
36,649	Tryg A/S	755,495
361,505	UBS Group AG	11,131,076
12,405	Unibail-Rodamco-Westfield REIT(b)	997,940
174,366	UniCredit SpA	6,622,320
135,506	United Overseas Bank Ltd	2,945,905
419,229	Vicinity Ltd REIT	581,903
78,240	Vonovia SE	2,312,139
17,971	Warehouses De Pauw CVA REIT	512,441
25,461	Washington H Soul Pattinson & Co Ltd(b)	557,404
387,604	Westpac Banking Corp	6,592,416
106,000	Wharf Holdings Ltd	348,464
193,300	Wharf Real Estate Investment Co Ltd	629,366
16,086	Zurich Insurance Group AG	8,689,890
		393,307,350
Industrial — 14.31%
175,832	ABB Ltd	8,156,899
2,536	Acciona SA	308,634
23,382	ACS Actividades de Construccion y Servicios SA(c)	979,205
8,217	Aena SME SA(a)	1,618,372
Shares		Fair Value
Industrial — (continued)
3,266	Aeroports de Paris SA(b)	$ 447,817
22,400	AGC Inc	812,724
65,159	Airbus SE	12,004,203
31,564	Alfa Laval AB	1,240,287
30,670	Alstom SA(c)	467,056
319	AP Moller - Maersk A/S Class A	408,739
510	AP Moller - Maersk A/S Class B	664,961
107,458	Assa Abloy AB Class B	3,083,862
299,065	Atlas Copco AB Class A	5,050,776
178,844	Atlas Copco AB Class B	2,641,518
167,590	Auckland International Airport Ltd(c)	836,058
188,256	Aurizon Holdings Ltd	490,865
11,900	Azbil Corp(c)	329,223
338,502	BAE Systems PLC	5,767,765
41,528	Beijer Ref AB(c)	616,604
20,403	Bouygues SA	832,952
24,000	Brother Industries Ltd	445,109
50,798	Cellnex Telecom SA(a)	1,796,970
85,000	Central Japan Railway Co	2,111,003
49,592	Cie de Saint-Gobain SA(b)	3,849,035
65,000	CK Infrastructure Holdings Ltd	380,697
78,657	CRH PLC	6,786,889
32,600	Daifuku Co Ltd(c)	781,403
29,400	Daikin Industries Ltd	4,014,297
2,222	Dassault Aviation SA	489,219
109,928	Deutsche Post AG	4,737,625
20,927	DSV A/S	3,401,782
97,800	East Japan Railway Co	1,876,307
8,071	Eiffage SA	915,999
2,807	Elbit Systems Ltd	586,247
71,031	Epiroc AB Class A	1,333,434
41,853	Epiroc AB Class B	708,778
102,700	FANUC Corp	2,864,969
55,537	Ferrovial SE	2,198,836
13,700	Fuji Electric Co Ltd	919,332
16,545	GEA Group AG	699,528
3,585	Geberit AG	2,118,677
37,749	Getlink SE	642,732
42,089	Halma PLC	1,256,261
24,300	Hankyu Hanshin Holdings Inc	697,197
15,527	Heidelberg Materials AG	1,709,239
236,638	Hexagon AB Class B	2,797,282
3,479	Hirose Electric Co Ltd(c)	357,502
11,600	Hitachi Construction Machinery Co Ltd	349,989
102,900	Hitachi Ltd	9,403,048
58,250	Holcim AG	5,277,263
39,500	Hoya Corp	4,940,298
39,571	Husqvarna AB Class B	338,609
12,100	Ibiden Co Ltd(c)	541,920
29,078	Indutrade AB	791,992
36,913	Infrastrutture Wireless Italiane SpA(a)	418,889

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
15,374	Investment AB Latour Class B	$ 404,162
48,270	James Hardie Industries PLC(b)	1,940,131
19,600	JSR Corp	561,005
45,100	Kajima Corp	925,663
44,700	Kawasaki Kisen Kaisha Ltd(c)	601,086
14,000	Keisei Electric Railway Co Ltd(c)	569,312
155,700	Keppel Ltd	846,081
21,460	Keyence Corp	9,963,039
16,770	Kingspan Group PLC	1,527,356
19,500	Kintetsu Group Holdings Co Ltd	567,971
7,848	Knorr-Bremse AG	593,583
105,600	Komatsu Ltd	3,124,788
36,563	Kone OYJ Class B	1,703,370
9,205	Kongsberg Gruppen ASA	635,586
108,500	Kubota Corp	1,702,336
5,808	Kuehne + Nagel International AG	1,615,894
137,600	Kyocera Corp	1,845,368
28,606	Legrand SA	3,029,291
43,276	Leonardo SpA	1,087,255
24,100	Makita Corp	684,935
143,376	Melrose Industries PLC	1,217,028
69,536	Metso OYJ(c)	826,012
39,100	MINEBEA MITSUMI Inc	766,950
30,600	MISUMI Group Inc	426,289
218,300	Mitsubishi Electric Corp	3,654,112
345,000	Mitsubishi Heavy Industries Ltd	3,126,851
37,600	Mitsui OSK Lines Ltd(c)	1,147,048
162,702	MTR Corp Ltd	537,560
5,853	MTU Aero Engines AG	1,484,479
193,500	Murata Manufacturing Co Ltd	3,618,917
165,397	Nibe Industrier AB Class B(c)	813,323
44,900	Nidec Corp	1,861,969
7,600	Nippon Express Holdings Inc	387,943
52,300	Nippon Yusen KK(c)	1,435,849
69,600	Obayashi Corp	827,574
33,500	Odakyu Electric Railway Co Ltd(c)	461,792
18,400	Omron Corp	658,849
49,609	Orica Ltd	590,066
56,701	Poste Italiane SpA(a)	710,137
28,605	Prysmian SpA	1,491,868
4,709	Rheinmetall AG	2,648,450
991	ROCKWOOL A/S Class B	326,064
902,370	Rolls-Royce Holdings PLC(b)	4,853,936
8,315	Saab AB Class B	739,643
37,586	Safran SA	8,512,193
115,166	Sandvik AB	2,556,775
6,963	Schindler Holding AG	1,733,067
59,816	Schneider Electric SE	13,523,030
8,700	SCREEN Holdings Co Ltd(c)	1,127,998
34,800	SG Holdings Co Ltd	440,706
24,700	Shimadzu Corp	687,997
57,400	Shimizu Corp	370,673
Shares		Fair Value
Industrial — (continued)
83,536	Siemens AG(b)	$ 15,950,320
54,868	Siemens Energy AG(b)	1,007,037
31,992	SIG Group AG	709,399
16,993	Sika AG	5,056,274
172,200	Singapore Technologies Engineering Ltd	512,691
139,000	SITC International Holdings Co Ltd	254,128
37,392	Skanska AB Class B(c)	665,897
36,069	SKF AB Class B(c)	736,342
6,200	SMC Corp	3,497,793
36,709	Smiths Group PLC	760,690
8,054	Spirax-Sarco Engineering PLC	1,021,350
61,988	Stora Enso OYJ Class R	862,011
65,390	Svenska Cellulosa AB SCA Class B(c)	1,005,306
18,700	Taisei Corp	681,597
41,800	TDK Corp	2,052,714
148,500	Techtronic Industries Co Ltd	2,017,798
50,045	Tenaris SA	989,455
11,347	Thales SA	1,934,447
20,100	Tobu Railway Co Ltd	502,598
53,200	Tokyu Corp(c)	647,809
13,800	TOTO Ltd	386,884
2,937	VAT Group AG(a)	1,517,236
56,026	Vinci SA	7,189,764
51,283	Wartsila OYJ Abp	779,377
47,200	West Japan Railway Co	983,656
28,600	Yamato Holdings Co Ltd	411,626
27,200	Yaskawa Electric Corp	1,158,032
24,900	Yokogawa Electric Corp	573,431
		270,655,899
Technology — 7.49%
86,700	Advantest Corp	3,851,462
5,055	ASM International NV	3,095,705
44,188	ASML Holding NV	42,838,715
8,137	BE Semiconductor Industries NV	1,246,418
8,671	Bechtle AG	458,300
114,200	Canon Inc	3,402,596
37,200	Capcom Co Ltd	696,909
16,891	Capgemini SE	3,886,814
9,976	Check Point Software Technologies Ltd(b)	1,636,164
4,435	CyberArk Software Ltd(b)	1,178,069
73,966	Dassault Systemes SE	3,274,276
10,000	Disco Corp	3,655,335
202,000	Fujitsu Ltd	3,232,808
9,408	Global-e Online Ltd(b)	341,981
15,100	Hamamatsu Photonics KK	532,371
144,684	Infineon Technologies AG	4,920,073
10,800	Konami Group Corp	735,685
8,300	Lasertec Corp	2,365,751
17,765	Logitech International SA	1,591,910
3,047	Monday.com Ltd(b)	688,226
26,100	NEC Corp	1,905,439

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
6,062	Nemetschek SE	$ 600,037
35,800	Nexon Co Ltd	595,050
42,469	Nomura Research Institute Ltd	1,199,696
66,200	NTT Data Group Corp	1,052,444
7,500	Obic Co Ltd	1,132,884
4,000	Oracle Corp Japan	300,804
24,200	Otsuka Corp	513,487
159,200	Renesas Electronics Corp	2,837,049
58,900	Ricoh Co Ltd(c)	523,320
37,400	Rohm Co Ltd(c)	599,851
109,899	Sage Group PLC	1,755,715
114,778	SAP SE	22,349,527
16,200	SCSK Corp	301,122
31,400	Seiko Epson Corp(c)	549,265
8,900	Square Enix Holdings Co Ltd(c)	343,236
75,455	STMicroelectronics NV	3,247,463
38,400	SUMCO Corp	607,133
6,506	Teleperformance SE	631,961
6,952	Temenos AG	497,279
23,400	TIS Inc(b)	502,066
51,800	Tokyo Electron Ltd	13,491,267
17,416	WiseTech Global Ltd(b)	1,065,210
15,797	Xero Ltd(b)	1,371,641
		141,602,514
Utilities — 2.96%
2,192	BKW AG	336,834
596,674	Centrica PLC	961,496
68,000	Chubu Electric Power Co Inc	889,178
177,500	CLP Holdings Ltd	1,415,783
241,553	E.ON SE	3,362,894
339,280	EDP - Energias de Portugal SA	1,323,750
33,639	EDP Renovaveis SA	455,547
3,053	Elia Group SA	329,557
26,952	Enagas SA	400,396
33,176	Endesa SA	615,133
895,972	Enel SpA(b)	5,914,776
206,093	Engie SA	3,453,584
47,091	Fortum OYJ(b)(c)	581,396
1,175,229	Hong Kong & China Gas Co Ltd	890,784
685,789	Iberdrola SA(b)	8,517,798
80,300	Kansai Electric Power Co Inc	1,145,786
78,004	Mercury NZ Ltd	322,962
133,408	Meridian Energy Ltd	471,054
402,301	National Grid PLC	5,418,058
185,844	Origin Energy Ltd	1,114,824
19,856	Orsted AS(a)(b)	1,109,531
40,400	Osaka Gas Co Ltd	908,838
148,500	Power Assets Holdings Ltd	870,003
42,501	Redeia Corp SA	725,964
72,048	RWE AG	2,448,718
99,300	Sembcorp Industries Ltd	396,966
28,606	Severn Trent PLC	892,238
217,140	Snam SpA	1,025,274
Shares		Fair Value
Utilities — (continued)
124,704	SSE PLC	$ 2,599,038
154,617	Terna - Rete Elettrica Nazionale	1,278,023
163,600	Tokyo Electric Power Co Holdings Inc(b)	994,382
42,000	Tokyo Gas Co Ltd	954,778
74,109	United Utilities Group PLC	962,476
72,862	Veolia Environnement SA	2,370,343
7,347	Verbund AG	536,774
		55,994,936
TOTAL COMMON STOCK — 97.49% (Cost $1,538,422,226)		$1,843,281,985
PREFERRED STOCK
Consumer, Cyclical — 0.30%
6,068	Bayerische Motoren Werke AG	651,114
12,366	Dr Ing hc F Porsche AG(a)	1,229,900
16,904	Porsche Automobil Holding SE	895,473
22,107	Volkswagen AG	2,931,929
		5,708,416
Consumer, Non-Cyclical — 0.08%
18,440	Henkel AG & Co KGaA	1,482,139
Industrial — 0.06%
2,750	Sartorius AG	1,092,057
TOTAL PREFERRED STOCK — 0.44% (Cost $8,854,634)		$8,282,612
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(b)(d)	18,851
TOTAL RIGHTS — 0.00%(e) (Cost $20,503)		$18,851

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.76%
$14,407,400	U.S. Treasury Bills(c) 5.29%, 05/23/2024	$ 14,291,856
Repurchase Agreements — 4.22%
19,953,010	Undivided interest of 11.16% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $19,953,010 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(f)	19,953,010
19,953,010	Undivided interest of 11.18% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $19,953,010 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(f)	19,953,010
19,953,010	Undivided interest of 11.24% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $19,953,010 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(f)	19,953,010
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$19,953,009	Undivided interest of 14.49% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $19,953,009 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(f)	$ 19,953,009
		79,812,039
TOTAL SHORT TERM INVESTMENTS — 4.98% (Cost $94,103,895)		$94,103,895
TOTAL INVESTMENTS — 102.91% (Cost $1,641,401,258)		$1,945,687,343
OTHER ASSETS & LIABILITIES, NET — (2.91)%		$(54,932,697)
TOTAL NET ASSETS — 100.00%		$1,890,754,646

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 28, 2024.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	365	USD	43,017	Jun 2024	$470,890
				Net Appreciation	$470,890
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	4,078	AUD	6,215	04/03/2024	$27
CGM	USD	4,450	AUD	6,691	04/05/2024	89
CGM	USD	53,606	AUD	81,669	04/11/2024	369
CGM	USD	2,443	AUD	3,673	04/12/2024	49
CGM	USD	7,971	AUD	12,204	04/15/2024	15
CGM	USD	3,214,622	CHF	2,700,000	04/10/2024	216,455
CGM	USD	466,655	EUR	429,051	04/03/2024	3,670
CGM	USD	5,719	EUR	5,268	04/04/2024	34
CGM	USD	1,516,602	EUR	1,378,000	04/10/2024	29,228
CGM	USD	90,928	GBP	72,019	04/11/2024	26
CGM	USD	9,013	GBP	7,139	04/12/2024	3
CGM	USD	21,859	JPY	3,189,540	04/26/2024	697
CGM	USD	7,242	JPY	1,078,650	05/02/2024	78
CGM	USD	4,972	JPY	739,840	05/08/2024	53
CGM	USD	18,394	JPY	2,734,875	05/13/2024	196
CGM	USD	10,565	JPY	1,570,416	05/15/2024	112
CGM	USD	7,909	JPY	1,174,704	05/20/2024	84
CGM	USD	9,876	JPY	1,466,365	05/22/2024	104
CGM	USD	38,751	JPY	5,748,660	05/28/2024	406
CGM	USD	4,455	NZD	7,254	04/02/2024	121
CGM	USD	22,657	NZD	37,454	04/05/2024	281
CGM	USD	14,520	SEK	152,849	04/02/2024	238
MEL	USD	9,505	AUD	14,590	04/03/2024	(4)
MEL	USD	12,226	AUD	18,738	04/08/2024	12
MEL	USD	25,835	AUD	39,734	04/11/2024	(66)
MEL	USD	42,683	AUD	65,502	04/12/2024	(16)
MEL	USD	7,306	AUD	11,106	04/15/2024	66
MEL	USD	87,142	AUD	132,874	04/18/2024	512
MEL	USD	40,189	CHF	36,448	04/03/2024	(252)
MEL	USD	159,349	EUR	147,335	04/03/2024	360
MEL	USD	24,888	EUR	23,011	04/04/2024	56
MEL	USD	25,162	EUR	23,215	04/05/2024	110
MEL	USD	7,039	EUR	6,490	04/08/2024	34
MEL	USD	25,138	EUR	23,237	04/09/2024	57
MEL	USD	49,966	EUR	45,962	05/10/2024	298
MEL	USD	107,993	GBP	85,346	04/03/2024	272
MEL	USD	320,912	GBP	252,204	04/18/2024	2,574
MEL	USD	7,637	GBP	5,966	04/26/2024	107
MEL	USD	92,358	GBP	72,146	04/29/2024	1,290
MEL	USD	19,303	GBP	15,079	04/30/2024	270
MEL	USD	181,944	GBP	143,171	05/02/2024	1,220
MEL	USD	45,006	GBP	35,235	05/03/2024	529
MEL	USD	40,724	GBP	32,261	05/09/2024	(1)
MEL	USD	35,499	GBP	27,728	05/16/2024	495
MEL	USD	8,046	HKD	62,876	04/17/2024	7
MEL	USD	9,059	HKD	70,800	04/26/2024	5
MEL	USD	3,953	ILS	14,396	04/04/2024	37
MEL	USD	7,416	ILS	27,215	04/08/2024	12
MEL	USD	8,149	ILS	29,894	04/11/2024	14
MEL	USD	290,445	JPY	43,539,061	05/28/2024	27
MEL	USD	15,822	JPY	2,371,500	05/29/2024	2
MEL	USD	312,851	JPY	46,876,680	05/31/2024	38
MEL	USD	178,064	JPY	26,660,496	06/05/2024	30
MEL	USD	277,280	JPY	41,509,240	06/06/2024	50
MEL	USD	15,133	JPY	2,265,122	06/07/2024	3
MEL	USD	44,748	JPY	6,694,770	06/10/2024	10
MEL	USD	5,538	JPY	828,240	06/12/2024	1
MEL	USD	9,312	JPY	1,392,300	06/14/2024	2
MEL	USD	18,620	JPY	2,736,150	06/17/2024	318
MEL	USD	69,390	JPY	10,366,260	06/20/2024	20
MEL	USD	81,368	JPY	12,153,776	06/21/2024	24
MEL	USD	371,959	JPY	55,534,792	06/24/2024	115
MEL	USD	444,568	JPY	66,356,167	06/26/2024	141
MEL	USD	187,680	JPY	28,009,029	06/27/2024	59
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	153,682	JPY	22,932,039	06/28/2024	$47
MEL	USD	768,918	JPY	114,676,363	07/01/2024	291
MEL	USD	20,283	JPY	3,017,160	07/19/2024	6
MEL	USD	14,349	NOK	153,063	04/05/2024	248
MEL	USD	132,177	SEK	1,398,366	04/04/2024	1,507
MEL	USD	290,250	SEK	3,081,943	04/05/2024	2,249
					Net Appreciation	$265,521
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
Summary of Investments by Country as of March 28, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$435,316,130	22.37%
United Kingdom	243,318,578	12.51
France	221,713,361	11.40
Switzerland	182,736,703	9.39
Germany	160,212,291	8.23
Australia	131,174,030	6.74
Netherlands	99,814,324	5.13
United States	94,103,894	4.84
Denmark	67,750,891	3.48
Sweden	56,835,387	2.92
Spain	50,431,525	2.59
Italy	44,304,005	2.28
Hong Kong	35,057,408	1.80
Ireland	26,066,781	1.34
Singapore	24,157,573	1.24
Finland	17,562,243	0.90
Belgium	14,481,369	0.75
Israel	13,491,645	0.69
Norway	10,886,261	0.56
New Zealand	4,511,406	0.23
Luxembourg	3,460,133	0.18
Austria	3,280,873	0.17
Portugal	2,798,755	0.14
Chile	1,062,673	0.06
Macau	718,852	0.04
Jordan	439,798	0.02
United Arab Emirates	454	0.00
Total	$1,945,687,343	100.00%
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.74%
83,432	Agnico Eagle Mines Ltd	$ 4,974,932
79,300	Anglo American PLC	1,953,973
21,400	Arkema SA	2,252,993
249,300	BlueScope Steel Ltd	3,877,381
42,600	Boliden AB	1,182,901
40,762	Croda International PLC	2,521,648
130,400	Fortescue Ltd	2,182,243
149,666	Franco-Nevada Corp	17,833,297
554	Givaudan SA	2,466,265
1,327,511	Glencore PLC	7,283,951
242,600	ICL Group Ltd	1,285,738
75,800	Kaneka Corp	1,886,201
710,000	Kingboard Holdings Ltd	1,449,597
347,200	Mitsubishi Chemical Group Corp	2,115,932
114,700	Mitsubishi Gas Chemical Co Inc(a)	1,924,065
75,100	Mitsui Chemicals Inc(a)	2,203,131
47,700	Nippon Soda Co Ltd(b)	1,909,807
32,700	Nitto Denko Corp	2,990,152
66,296	Novonesis / Novozymes Class B	3,899,634
311,900	Outokumpu OYJ(a)	1,356,780
64,200	Rio Tinto Ltd	5,095,242
44,407	Symrise AG	5,316,022
158,900	Tokuyama Corp	2,782,557
123,986	Wheaton Precious Metals Corp	5,839,804
58,600	Yara International ASA	1,858,154
		88,442,400
Communications — 3.08%
1,430,200	Airtel Africa PLC(c)	1,910,491
2,511,000	BT Group PLC	3,473,538
257,500	M3 Inc	3,705,769
18,643	Nice Ltd Sponsored ADR(a)(b)	4,858,739
1,726,600	Nippon Telegraph & Telephone Corp(a)	2,056,559
615,100	Nokia OYJ	2,182,441
192,200	Orange SA	2,260,282
224,800	ProSiebenSat.1 Media SE(a)	1,578,749
395,700	Telefonaktiebolaget LM Ericsson Class B(a)	2,128,138
516,700	Telefonica SA(a)	2,281,884
302,800	Television Francaise 1 SA(a)	2,765,885
69,200	United Internet AG	1,557,290
62,310	Wolters Kluwer NV	9,757,145
		40,516,910
Consumer, Cyclical — 11.90%
23,059	adidas AG	5,152,063
121,685	Associated British Foods PLC	3,837,725
68,500	Bayerische Motoren Werke AG	7,903,476
214,000	Betsson AB Class B	2,117,486
Shares		Fair Value
Consumer, Cyclical — (continued)
23,711	Cie Financiere Richemont SA	$ 3,609,772
90,400	Cie Generale des Etablissements Michelin SCA	3,464,444
360,400	Citizen Watch Co Ltd(a)	2,374,928
52,100	Daimler Truck Holding AG	2,640,164
81,200	Daiwa House Industry Co Ltd(a)	2,416,952
85,600	Daiwabo Holdings Co Ltd(b)	1,433,049
207,000	EDION Corp(a)	2,083,615
1,112,900	Harvey Norman Holdings Ltd(a)	3,734,881
394,500	Honda Motor Co Ltd(a)	4,881,421
440,100	International Consolidated Airlines Group SA(b)	838,616
198,100	Isuzu Motors Ltd(a)	2,677,807
48,400	ITOCHU Corp(a)	2,079,245
59,982	Iveco Group NV(b)	893,566
152,400	Jardine Cycle & Carriage Ltd	2,728,664
57,800	JB Hi-Fi Ltd	2,419,649
1,038,600	Kingfisher PLC	3,267,448
80,000	Kohnan Shoji Co Ltd	2,307,271
226,400	K's Holdings Corp(a)	1,946,938
3,566	LVMH Moet Hennessy Louis Vuitton SE	3,208,685
136,600	Marubeni Corp(a)	2,365,865
93,100	Mercedes-Benz Group AG	7,414,222
135,600	Mitsubishi Corp	3,133,883
71,700	Mitsui & Co Ltd	3,352,089
36,400	Mitsui-Soko Holdings Co Ltd(a)	1,124,691
190,100	Okamura Corp(a)	2,802,192
19,500	Pandora A/S	3,147,418
415,400	Pets at Home Group PLC	1,406,163
603,400	Pirelli & C SpA(c)	3,694,630
542,400	Qantas Airways Ltd(b)	1,925,591
212,200	Redrow PLC	1,781,055
170,200	Rexel SA	4,597,600
42,706	Ryanair Holdings PLC Sponsored ADR	6,217,567
112,700	Sojitz Corp(a)	2,972,904
166,012	Stellantis NV	4,717,144
158,100	Subaru Corp	3,580,625
119,900	Sumitomo Corp	2,888,145
116,200	Sumitomo Forestry Co Ltd	3,664,696
202,900	Super Retail Group Ltd	2,129,182
14,500	Swatch Group AG	3,382,593
112,500	Tokmanni Group Corp	1,842,375
153,500	Toyota Boshoku Corp(a)	2,615,742
312,100	Volvo AB Class B(a)	8,458,363
303,600	Yamaha Motor Co Ltd	2,796,633
108,600	Yokohama Rubber Co Ltd	2,929,222
627,500	Yue Yuen Industrial Holdings Ltd	881,916
82,964	Zalando SE(b)(c)	2,372,385
		156,212,756

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 18.59%
53,300	Adecco Group AG	$ 2,108,671
63,519	Agilent Technologies Inc	9,242,650
119,444	Amadeus IT Group SA	7,667,936
52,700	Arcs Co Ltd	1,088,347
118,634	Bayer AG	3,633,128
35,278	Beiersdorf AG	5,136,393
74,000	British American Tobacco PLC	2,245,511
81,085	Bruker Corp	7,617,125
127,700	Carrefour SA	2,190,615
165	Chocoladefabriken Lindt & Spruengli AG	1,974,856
357,000	CK Hutchison Holdings Ltd	1,718,115
152,200	Coca-Cola HBC AG	4,807,635
313,009	Diageo PLC	11,580,031
318,400	Elders Ltd	1,945,870
41,899	EssilorLuxottica SA	9,478,071
205,064	Experian PLC	8,932,644
88,500	Ezaki Glico Co Ltd	2,470,235
42,800	Fresenius SE & Co KGaA	1,154,183
506,600	GSK PLC	10,875,615
2,456,162	Haleon PLC	10,291,672
206,700	Imperial Brands PLC	4,619,386
98,225	Intertek Group PLC	6,181,800
28,300	Ipsen SA	3,367,607
57,160	Itoham Yonekyu Holdings Inc	1,501,673
841,400	J Sainsbury PLC	2,871,843
146,600	Koninklijke Ahold Delhaize NV	4,386,549
14,100	Kose Corp(a)	755,602
184,600	Lion Corp	1,650,277
4,720	L'Oreal SA	2,235,265
58,700	Megmilk Snow Brand Co Ltd(a)	1,041,735
716,900	Metcash Ltd	1,827,070
101,500	Mowi ASA	1,864,424
175,400	Novartis AG	16,988,970
247,401	Ocado Group PLC(a)(b)	1,418,498
232,900	Olympus Corp	3,353,367
129,100	Ono Pharmaceutical Co Ltd(a)	2,115,297
49,100	Otsuka Holdings Co Ltd	2,039,531
66,763	Pernod Ricard SA	10,807,906
38,900	Randstad NV(a)	2,054,145
49,075	Roche Holding AG	12,529,782
345,500	Rohto Pharmaceutical Co Ltd	6,713,022
43,880	Sandoz Group AG(b)	1,324,551
45,300	Sanofi SA	4,407,002
159,100	Santen Pharmaceutical Co Ltd(a)	1,564,639
124,000	Scandinavian Tobacco Group A/S(c)	2,220,355
225,300	Securitas AB Class B(a)	2,322,627
55,723	SGS SA	5,409,730
37,200	Shionogi & Co Ltd	1,900,986
27,900	Societe BIC SA	1,993,635
1,981,700	Sonae SGPS SA(b)	1,880,653
92,100	Suedzucker AG	1,320,526
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,283,400	Tesco PLC	$ 4,805,313
144,700	Teva Pharmaceutical Industries Ltd(b)	2,041,151
158,700	Toyo Suisan Kaisha Ltd(a)	9,703,839
1,986,000	United Laboratories International Holdings Ltd	2,275,271
6,786,500	WH Group Ltd(c)	4,479,639
		244,132,969
Energy — 6.54%
240,112	Aker BP ASA	6,022,369
1,107,300	Beach Energy Ltd	1,328,041
715,500	BP PLC	4,488,180
173,600	Eni SpA	2,748,797
220,578	Galp Energia SGPS SA	3,646,690
692,100	New Hope Corp Ltd	2,096,694
45,500	OMV AG	2,155,001
238,015	Petroleo Brasileiro SA Sponsored ADR(a)	3,546,423
357,500	Repsol SA	5,967,131
375,800	Shell PLC(b)	12,466,463
453,723	TotalEnergies SE	31,211,429
511,011	Woodside Energy Group Ltd	10,185,639
		85,862,857
Financial — 21.47%
134,000	3i Group PLC	4,749,595
220,600	ABN AMRO Bank NV(c)	3,774,975
457,600	Aegon Ltd	2,791,747
2,774,463	AIB Group PLC	14,084,437
10,500	Allianz SE	3,147,041
134,826	ANZ Group Holdings Ltd	2,584,084
55,900	ASR Nederland NV	2,739,654
359,400	Aviva PLC	2,254,669
140,600	AXA SA	5,280,361
8,400	Baloise Holding AG	1,317,168
447,900	Banco Bilbao Vizcaya Argentaria SA	5,333,834
2,573,337	Banco de Sabadell SA	4,048,335
773,300	Banco Santander SA	3,777,143
235,700	Bank Leumi Le-Israel BM	1,959,255
1,233,422	Bank of Ireland Group PLC	12,587,204
981,700	Barclays PLC	2,274,984
41,400	BAWAG Group AG(c)	2,620,275
64,700	BNP Paribas SA	4,606,324
2,481,281	CaixaBank SA	12,040,650
622,500	Chiba Bank Ltd(a)(b)	5,179,936
191,600	Credit Agricole SA	2,858,285
123,100	Danske Bank A/S	3,695,021
85,700	DBS Group Holdings Ltd	2,287,146
193,400	Deutsche Bank AG	3,046,110
61,105	Deutsche Boerse AG	12,513,729
113,800	DNB Bank ASA	2,262,066
100,800	Eurocommercial Properties NV REIT	2,300,617
71,938	Euronext NV(c)	6,846,369
76,000	Fukuoka Financial Group Inc	2,028,851
600,500	Gunma Bank Ltd(a)	3,409,335

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
200,200	Hachijuni Bank Ltd(a)	$ 1,351,717
1,117,900	Helia Group Ltd	2,848,257
231,673	Hiscox Ltd	3,622,906
219,900	ING Groep NV	3,620,288
486,800	Japan Post Holdings Co Ltd	4,904,572
103,845	Julius Baer Group Ltd	6,022,842
30,637	Jyske Bank A/S	2,595,128
20,170	LEG Immobilien SE(b)	1,732,425
5,601,600	Lloyds Banking Group PLC	3,662,717
798,880	Mebuki Financial Group Inc(a)	2,624,824
155,300	Mediobanca Banca di Credito Finanziario SpA(b)	2,314,206
301,900	Mitsubishi HC Capital Inc	2,105,645
280,400	Mitsubishi UFJ Financial Group Inc	2,852,818
166,600	Mizuho Financial Group Inc	3,294,566
5,468,658	NatWest Group PLC	18,309,478
77,200	NN Group NV	3,563,956
473,800	Nomura Holdings Inc	3,032,567
269,700	Nordea Bank Abp	3,005,669
292,100	North Pacific Bank Ltd(a)(b)	851,995
238,400	ORIX Corp	5,214,225
2,091,100	Resona Holdings Inc	12,890,503
85,700	Societe Generale SA	2,296,169
676,600	Stockland REIT	2,137,967
54,800	Sumitomo Mitsui Financial Group Inc(a)	3,204,304
128,900	Swedbank AB Class A(a)	2,558,375
25,500	Swiss Re AG	3,280,190
114,006	Sydbank AS(b)	5,910,303
65,661	TAG Immobilien AG(b)	897,399
570,797	UBS Group AG	17,575,372
802,300	UnipolSai Assicurazioni SpA(a)	2,324,375
139,800	United Overseas Bank Ltd	3,039,257
144,411	Vonovia SE	4,267,616
20,333	Willis Towers Watson PLC	5,591,575
		281,903,406
Industrial — 17.72%
74,300	AGC Inc(a)	2,695,778
250,800	Alps Alpine Co Ltd(a)	1,971,846
217,000	Amada Co Ltd(a)	2,485,136
112,400	BAE Systems PLC	1,915,193
57,900	Bekaert SA	2,968,885
104,400	Bouygues SA	4,262,129
248,400	bpost SA(a)	928,308
115,700	Brother Industries Ltd(a)	2,145,798
4,800	Bucher Industries AG	2,110,723
38,300	Cargotec OYJ Class B	2,670,451
85,700	Cia de Distribucion Integral Logista Holdings SA	2,395,126
179,965	Cie de Saint-Gobain SA(b)	13,967,808
126,685	CRH PLC	10,927,848
15,647	D/S Norden A/S	639,494
97,500	Deutsche Post AG	4,202,009
25,700	Dfds A/S	747,097
Shares		Fair Value
Industrial — (continued)
241,561	Epiroc AB Class A	$ 4,534,719
618,323	Firstgroup PLC	1,408,016
295,400	Fujikura Ltd(a)	4,366,053
135,423	GEA Group AG	5,725,725
261,000	Hazama Ando Corp	2,032,629
51,000	Heidelberg Materials AG	5,614,167
48,079	Hirose Electric Co Ltd(a)	4,940,604
96,800	Holcim AG	8,769,769
111,300	Hosiden Corp	1,417,180
459,479	IMI PLC	10,520,293
97,100	Kamigumi Co Ltd	2,139,844
65,790	Knorr-Bremse AG	4,976,026
114,300	Komatsu Ltd(a)	3,382,228
155,803	Legrand SA	16,499,079
96,100	Leonardo SpA	2,414,390
166,400	Metsa Board OYJ Class B(b)	1,260,629
619,700	Mitsubishi Electric Corp	10,373,126
35,400	Nichiha Corp(b)	800,212
227,900	QinetiQ Group PLC	1,049,262
266,700	Rengo Co Ltd	2,033,065
4,000	ROCKWOOL A/S Class B	1,316,102
32,200	Sankyu Inc(b)	1,108,258
20,621	Schindler Holding AG	5,190,682
93,354	Schneider Electric SE	21,105,206
110,300	Seino Holdings Co Ltd(a)	1,513,849
309,200	Shimadzu Corp	8,612,497
92,300	Signify NV(c)	2,841,418
16,967	Sika AG	5,048,538
148,300	SKF AB Class B(a)	3,027,517
7,700	SMC Corp	4,344,033
30,702	Spirax-Sarco Engineering PLC	3,893,404
121,400	Sumitomo Heavy Industries Ltd	3,822,787
232,037	Svenska Cellulosa AB SCA Class B(a)	3,567,338
89,100	Taisei Corp	3,247,612
41,500	Takeuchi Manufacturing Co Ltd(b)	1,663,572
30,500	TKH Group NV(b)	1,300,241
34,200	Tsubakimoto Chain Co(b)	1,152,146
44,500	Verallia SA(c)	1,730,118
109,600	Wienerberger AG	3,992,281
123,800	Yokogawa Electric Corp	2,851,036
		232,619,280
Technology — 8.99%
42,921	Analog Devices Inc	8,489,345
5,955	ASML Holding NV	5,773,164
60,475	Cadence Design Systems Inc(b)	18,824,658
79,900	Canon Inc	2,380,625
41,237	Capgemini SE	9,489,109
65,200	Computacenter PLC(b)	2,215,091
83,229	Dassault Systemes SE	3,684,324
3,900	Disco Corp	1,425,580
55,900	DTS Corp(b)	1,461,193
147,100	Indra Sistemas SA	3,048,598

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
63,400	Infineon Technologies AG	$ 2,155,958
178,971	Nomura Research Institute Ltd	5,055,706
2,174,000	PAX Global Technology Ltd	1,713,779
265,834	Samsung Electronics Co Ltd	15,975,960
65,603	SAP SE	12,774,191
158,300	Seiko Epson Corp(a)	2,769,067
99,700	STMicroelectronics NV	4,290,930
121,769	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	16,566,673
		118,093,951
Utilities — 0.89%
1,366,800	A2A SpA	2,465,666
304,600	AGL Energy Ltd	1,656,482
441,300	Drax Group PLC	2,791,614
285,900	Engie SA	4,790,943
		11,704,705
TOTAL COMMON STOCK — 95.92% (Cost $1,082,876,859)		$1,259,489,234
PREFERRED STOCK
Consumer, Cyclical — 0.51%
423,994	Schaeffler AG	2,860,121
28,400	Volkswagen AG	3,766,535
TOTAL PREFERRED STOCK — 0.51% (Cost $10,417,816)		$6,626,656
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 10.01%
$32,852,924	Undivided interest of 18.37% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $32,852,924 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(d)	32,852,924
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$32,852,924	Undivided interest of 18.41% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $32,852,924 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(d)	$ 32,852,924
32,852,925	Undivided interest of 18.51% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $32,852,925 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(d)	32,852,925
32,852,924	Undivided interest of 23.86% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $32,852,924 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(d)	32,852,924
TOTAL SHORT TERM INVESTMENTS — 10.01% (Cost $131,411,697)		$131,411,697
TOTAL INVESTMENTS — 106.44% (Cost $1,224,706,372)		$1,397,527,587
OTHER ASSETS & LIABILITIES, NET — (6.44)%		$(84,516,698)
TOTAL NET ASSETS — 100.00%		$1,313,010,889

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
(a)	All or a portion of the security is on loan at March 28, 2024.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Summary of Investments by Country as of March 28, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$249,037,959	17.82%
France	179,102,204	12.82
United States	175,585,474	12.56
United Kingdom	153,470,860	10.98
Germany	112,857,653	8.08
Switzerland	111,202,059	7.96
Netherlands	56,467,412	4.04
Ireland	52,749,698	3.77
Australia	47,974,272	3.43
Spain	46,560,636	3.33
Sweden	29,897,463	2.14
Canada	28,648,033	2.05
Denmark	24,170,551	1.73
Italy	16,855,632	1.21
Taiwan	16,566,673	1.18
South Korea	15,975,960	1.14
Hong Kong	12,518,318	0.90
Finland	12,318,345	0.88
Norway	12,007,012	0.86
Israel	10,144,883	0.73
Austria	8,767,558	0.63
Singapore	8,055,067	0.58
Portugal	5,527,343	0.39
Belgium	3,897,193	0.28
Bermuda	3,622,906	0.26
Brazil	3,546,423	0.25
Total	$1,397,527,587	100.00%
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (Board of Directors) has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 28, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 28, 2024, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

March 28, 2024

Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$11,679,376	$23,575,804	$—	$35,255,180
Communications	27,786,851	98,823,256	—	126,610,107
Consumer, Cyclical	22,240,084	73,785,155	—	96,025,239
Consumer, Non-cyclical	28,334,625	63,832,722	—	92,167,347
Diversified	1,541,072	640,432	—	2,181,504
Energy	8,590,750	28,822,966	—	37,413,716
Financial	48,609,661	167,364,528	—	215,974,189
Industrial	12,932,191	57,669,936	—	70,602,127
Technology	4,990,467	202,188,680	—	207,179,147
Utilities	8,106,906	7,819,164	—	15,926,070
	174,811,983	724,522,643	—	899,334,626
Exchange Traded Funds	8,864,088	—	—	8,864,088
Short Term Investments	—	9,552,470	—	9,552,470
Total investments, at fair value:	183,676,071	734,075,113	—	917,751,184
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	206	—	206
Total Assets	$183,676,071	$734,075,319	$—	$917,751,390
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$5,783,570	$19,727,285	$—	$25,510,855
Communications	21,487,233	8,173,247	—	29,660,480
Consumer, Cyclical	8,560,006	69,404,251	—	77,964,257
Consumer, Non-cyclical	6,094,569	127,128,738	—	133,223,307
Financial	—	48,943,949	—	48,943,949
Industrial	—	92,727,409	—	92,727,409
Technology	33,853,828	49,304,494	—	83,158,322
Utilities	—	2,818,376	—	2,818,376
	75,779,206	418,227,749	—	494,006,955
Short Term Investments	—	9,715,838	—	9,715,838
Total Assets	$75,779,206	$427,943,587	$—	$503,722,793

March 28, 2024

Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$822,122	$109,960,597	$—	$110,782,719
Communications	5,521,937	74,937,698	—	80,459,635
Consumer, Cyclical	—	272,934,651	—	272,934,651
Consumer, Non-cyclical	9,961,690	427,396,704	454	437,358,848
Diversified	621,941	—	—	621,941
Energy	—	79,563,492	—	79,563,492
Financial	2,183,852	391,123,498	—	393,307,350
Industrial	7,622,947	263,032,952	—	270,655,899
Technology	3,844,440	137,758,074	—	141,602,514
Utilities	794,016	55,200,920	—	55,994,936
	31,372,945	1,811,908,586	454	1,843,281,985
Preferred Stock	—	8,282,612	—	8,282,612
Rights	—	—	18,851	18,851
Short Term Investments	—	94,103,895	—	94,103,895
Total investments, at fair value:	31,372,945	1,914,295,093	19,305	1,945,687,343
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	265,861	—	265,861
Futures Contracts(a)	470,890	—	—	470,890
Total Assets	$31,843,835	$1,914,560,954	$19,305	$1,946,424,094
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(340)	—	(340)
Total Liabilities	$0	$(340)	$—	$(340)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$28,648,033	$59,794,367	$—	$88,442,400
Communications	4,858,739	35,658,171	—	40,516,910
Consumer, Cyclical	9,404,785	146,807,971	—	156,212,756
Consumer, Non-cyclical	19,080,130	225,052,839	—	244,132,969
Energy	3,546,423	82,316,434	—	85,862,857
Financial	9,214,481	272,688,925	—	281,903,406
Industrial	11,856,156	220,763,124	—	232,619,280
Technology	45,594,455	72,499,496	—	118,093,951
Utilities	2,791,614	8,913,091	—	11,704,705
	134,994,816	1,124,494,418	—	1,259,489,234
Preferred Stock	—	6,626,656	—	6,626,656
Short Term Investments	—	131,411,697	—	131,411,697
Total Assets	$134,994,816	$1,262,532,771	$—	$1,397,527,587

March 28, 2024

Repurchase Agreements
A Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. A Fund that engages in repurchase agreement transactions will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Funds' custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Funds are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. As of March 28, 2024, the Empower International Index Fund utilized futures contracts.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  As of March 28, 2024, the Empower International Index Fund and  Empower Emerging Markets Equity Fund utilized forward foreign currency contracts.
The following table represents the average month-end volume of each Fund's derivative transactions, if any, during the reporting period:
Empower Emerging Markets Equity Fund
Forward Currency Exchange Contracts:
Average notional amount	$13,457
Empower International Index Fund
Futures Contracts:
Average long contracts	314

March 28, 2024

Empower International Index Fund
Average notional long	$35,961,450
Forward Currency Exchange Contracts:
Average notional amount	$7,312,852

March 28, 2024